Exhibit 99.2	Exhibit C to Indenture Supplement to Indenture

SCHEDULE TO MONTHLY NOTEHOLDERS' STATEMENT

BAseries

BA CREDIT CARD TRUST
____________________________________________

MONTHLY PERIOD ENDING JUNE 30, 2015
____________________________________________

Reference is made to the Fourth Amended and Restated Series 2001-D Supplement (the "Series 2001-D Supplement"), dated as of October 1, 2014, among BA Credit Card Funding, LLC as Transferor, Bank of America, National Association (“BANA”), as Servicer, and The Bank of New York Mellon, as Trustee, the Third Amended and Restated Indenture (the "Indenture"), dated as of October 1, 2014, and the Second Amended and Restated BAseries Indenture Supplement (the "Indenture Supplement"), dated as of October 1, 2014, each between BA Credit Card Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee. Terms used herein and not defined herein have the meanings ascribed to them in the Fourth Amended and Restated 2001-D Supplement, the Third Amended and Restated Indenture and the Second Amended and Restated BAseries Indenture Supplement, as applicable.

The following computations are prepared with respect to the Transfer Date of July 14, 2015 and with respect to the performance of the Trust during the related Monthly Period.

Data presented in this Schedule to Monthly Noteholders’ Statement was produced utilizing BANA’s consolidated payment prioritization methodology.  See “Current Consolidated Payment Prioritization Methodology Not Fully
Comparable with Previous Payment Prioritization Methodologies” in the endnotes below.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust.  Each of these agreements has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 1, 2014.

A.
In accordance with Section 3.01 of the Second Amended and Restated BAseries Indenture Supplement dated as of October 1, 2014, between BA Credit Card Trust and The Bank of New York Mellon, BAseries Available Funds shall be applied in the priority described in the chart below. This chart is only an overview of the application and priority of payments of BAseries Available Funds. For a more detailed description, please see the Second Amended and Restated BAseries Indenture Supplement as included in Exhibit 4.7 to Registrant's Form 8-K filed with SEC on October 1, 2014.

Priority of Payments
BAseries Available Funds

B.	Targeted deposits to Interest Funding sub-Accounts:

Targeted Deposit to Interest Funding sub-Account for applicable Monthly Period		Actual Deposit to Interest Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Interest Funding sub-account Balance prior to Withdrawals*	Interest Funding sub-Account Earnings
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$259,875.00	$259,875.00	$0.00	$259,875.00	$0.00
Class A(2007-1)	$2,154,166.67	$2,154,166.67	$0.00	$2,154,166.67	$0.00
Class A(2007-4)	$56,375.00	$56,375.00	$0.00	$56,375.00	$0.00
Class A(2007-11)	$85,166.67	$85,166.67	$0.00	$85,166.67	$0.00
Class A(2008-2)	$1,547,395.83	$1,547,395.83	$0.00	$1,547,395.83	$0.00
Class A(2008-8)	$1,112,916.67	$1,112,916.67	$0.00	$1,112,916.67	$0.00
Class A(2014-1)	$824,687.50	$824,687.50	$0.00	$824,687.50	$0.00
Class A(2014-2)	$474,479.17	$474,479.17	$0.00	$474,479.17	$0.00
Class A(2014-3)	$435,875.00	$435,875.00	$0.00	$435,875.00	$0.00
Class A(2015-1)	$472,541.67	$472,541.67	$0.00	$472,541.67	$0.00
Class A(2015-2)	$1,360,000.00	$1,360,000.00	$0.00	$1,360,000.00	$0.37
Class A Total:	$8,783,479.18	$8,783,479.18	$0.00	$8,783,479.18	$0.37

Class B:
Class B(2005-3)	$69,222.60	$69,222.60	$0.00	$69,222.60	$0.00
Class B(2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Total:	$69,222.60	$69,222.60	$0.00	$69,222.60	$0.00

Class C:
Class C(2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00
Class C Total:	$0.00	$0.00	$0.00	$0.00	$0.00

Total:	$8,852,701.78	$8,852,701.78	$0.00	$8,852,701.78	$0.37

* The Interest Funding Account Balance for Class A (2001-Emerald) reflects activity as of the end of the Monthly Period.

C.	Interest to be paid on the corresponding Payment Date:*

	CUSIP Number	Interest Payment Date	Interest Rate	Amount of interest to be paid on corresponding Interest Payment Date
Class A:
Class A(2004-3)	55264TCL3	July 15, 2015	0.4455000%	$259,875.00
Class A(2007-1)	05522RAS7	July 15, 2015	5.1700000%	$2,154,166.67
Class A(2007-4)	05522AAD7	July 15, 2015	0.2255000%	$56,375.00
Class A(2007-11)	05522RBG2	July 15, 2015	0.2555000%	$85,166.67
Class A(2008-2)	05522RBW7	July 15, 2015	1.4855000%	$1,547,395.83
Class A(2008-8)	05522RCF3	July 15, 2015	1.3355000%	$1,112,916.67
Class A(2014-1)	05522RCQ9	July 15, 2015	0.5655000%	$824,687.50
Class A(2014-2)	05522RCR7	July 15, 2015	0.4555000%	$474,479.17
Class A(2014-3)	05522RCS5	July 15, 2015	0.4755000%	$435,875.00
Class A(2015-1)	05522RCT3	July 15, 2015	0.5155000%	$472,541.67
Class A(2015-2)	05522RCU0	July 15, 2015	1.3600000%	$1,360,000.00
Class A Total:				$8,783,479.18
Class B:

Class B(2005-3)	023409135	July 15, 2015	0.5502500%	$69,222.60
Class B Total:				$69,222.60

Total:				$8,852,701.78

* For Interest Payment information on the Emerald Note program, refer to Exhibit B to the Class A(2001-Emerald) Terms Document.

D.	Targeted deposits to Class C Reserve sub-Accounts:

Targeted Deposit to Class C Reserve sub-Account for applicable Monthly Period	Actual Deposit to Class C Reserve sub-Account for applicable Monthly Period	Class C Reserve sub-Account Balance on Transfer Date prior to withdrawals	Class C Reserve sub-Account Earnings	Amount of interest to be paid on corresponding Interest Payment Date

NOTHING TO REPORT

E.	Withdrawals to be made from the Class C Reserve sub-Accounts on the corresponding Transfer Date:

Targeted Deposit to Withdrawals for Interest	Actual Deposit to Withdrawals for Principal	Class C Reserve Class C Reserve sub-Account Balance on Transfer Date after withdrawals

NOTHING TO REPORT

F.	Targeted deposits to Principal Funding sub-Accounts:

Targeted Deposit to Principal Funding sub-Account for applicable Monthly Period		Actual Deposit to Principal Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Principal Funding sub-Account Balance on Transfer Date	Principal Funding sub-Account Earnings

Class A(2008-8)	$1,000,000,000.00	$1,000,000,000.00	$0.00	$1,000,000,000.00	$0.00

G.	Principal to be paid on the corresponding Principal Payment Date:

	CUSIP Number	Principal Payment Date	Amount of principal to be paid on corresponding Principal Payment Date
Class A:
Class A(2008-8)	05522RCF3	July 15, 2015	$1,000,000,000.00
Class A Total:			$1,000,000,000.00

Total:			$1,000,000,000.00

H.	Stated Principal Amount, Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

Initial Dollar Principal Amount		Outstanding Principal Amount	Adjusted Outstanding Principal Amount	Nominal Liquidation Amount
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$700,000,000.00	$700,000,000.00	$700,000,000.00	$700,000,000.00
Class A(2007-1)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A(2007-4)	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
Class A(2007-11)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A(2008-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A(2008-8)	$1,000,000,000.00	$0.00	$0.00	$0.00
Class A(2014-1)	$1,750,000,000.00	$1,750,000,000.00	$1,750,000,000.00	$1,750,000,000.00
Class A(2014-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A(2014-3)	$1,100,000,000.00	$1,100,000,000.00	$1,100,000,000.00	$1,100,000,000.00
Class A(2015-1)	$1,100,000,000.00	$1,100,000,000.00	$1,100,000,000.00	$1,100,000,000.00
Class A(2015-2)	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00	$1,200,000,000.00
Class A Total:	$10,550,000,000.00	$9,550,000,000.00	$9,550,000,000.00	$9,550,000,000.00

Class B:
Class B(2005-3)	$150,962,500.00	$150,962,500.00	$150,962,500.00	$150,962,500.00
Class B(2010-1)	$3,350,000,000.00	$3,350,000,000.00	$3,350,000,000.00	$3,350,000,000.00
Class B Total:	$3,500,962,500.00	$3,500,962,500.00	$3,500,962,500.00	$3,500,962,500.00

Class C:
Class C(2010-1)	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00
Class C Total:	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00

Total:	$16,025,962,500.00	$15,025,962,500.00	$15,025,962,500.00	$15,025,962,500.00

I.	Class A Usage of Class B and Class C Subordinated Amounts:

Class A Usage of Class B Subordinated Amount for this Monthly Period	Class A Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordinated Amount	Cumulative Class A Usage of Class C Subordinated Amount

NOTHING TO REPORT

J.	Class B Usage of Class C Subordinated Amounts:

Class B Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordinated Amount

NOTHING TO REPORT

K.	Nominal Liquidation Amount for Tranches of Notes Outstanding:

	Beginning Nominal Liquidation Amount*	Increases from accretions on Principal for Discount Notes	Increases from amounts withdrawn from the Principal Funding sub-Account in respect of Prefunding Excess Amount	Reimbursements from Available Funds	Reductions due to reallocations of Available Principal Amounts	Reductions due to Investor Charge-Offs	Reductions due to amounts on deposit in the Principal Funding sub-Account	Ending Nominal Liquidation Amount
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2004-3)	$700,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$700,000,000.00
Class A(2007-1)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$500,000,000.00
Class A(2007-4)	$300,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$300,000,000.00
Class A(2007-11)	$400,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00
Class A(2008-2)	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
Class A(2008-8)	$1,000,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$0.00
Class A(2014-1)	$1,750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,750,000,000.00
Class A(2014-2)	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
Class A(2014-3)	$1,100,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,100,000,000.00
Class A(2015-1)	$1,100,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,100,000,000.00
Class A(2015-2)	$1,200,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,200,000,000.00
Class A Total:	$10,550,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$9,550,000,000.00

Class B:
Class B(2005-3)	$150,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$150,962,500.00
Class B(2010-1)	$3,350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$3,350,000,000.00
Class B Total:	$3,500,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$3,500,962,500.00

Class C:
Class C(2010-1)	$1,975,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,975,000,000.00
Class C Total:	$1,975,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,975,000,000.00

Total:	$16,025,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00	$15,025,962,500.00

* The Beginning Nominal Liquidation Amount for Class A(2001-Emerald) is reported as of the end of the Monthly Period.

L.	Excess Available Funds and 3 Month Excess Available Funds:

Excess Available Funds	$216,196,030.49†
Is 3 Month Excess Available Funds < 0 ? (Yes/No)	No

M.	Other Performance Triggers

Has a Class C Reserve sub-Account funding trigger occurred? (Yes/No)	No

N.         Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: February 9, 2015

Endnotes to Schedule to Monthly Noteholders’ Statement.

† Current Consolidated Payment Prioritization Methodology Not Fully Comparable with Previous Payment Prioritization Methodologies

Prior to February 5, 2015, BANA utilized two payment prioritization methodologies when servicing credit card accounts -- the daily trust payment methodology and the cardholder cycle payment methodology.  For more detailed information regarding these two payment prioritization methodologies, see "Endnotes to Monthly Certificateholders' Statement" in the Monthly Certificateholders' Statement relating to the Monthly Period ending February 28, 2015, included as Exhibit 99.1 to the Form 10-D filed by BA Credit Card Trust with the Securities Exchange Commission on March 16, 2015.

Effective February 5, 2015, BANA implemented a system initiative that consolidated the methodologies into a single payment prioritization methodology.  As a result, performance and related metrics reported in these indicated items for the Master Trust II portfolio for the period to which this Schedule to Monthly Noteholders' Statement relates were produced by utilizing only BANA's consolidated payment prioritization methodology.  Therefore, the performance and related metrics reported in these indicated items are not fully comparable to the same performance and related metrics reported for the Master Trust II Portfolio for periods ending (i) on or prior to February 4, 2015, which were produced using the daily trust payment methodology and (ii) between February 5, 2015 and February 28, 2015, which were produced using a combination of the daily trust payment methodology (for the period from February 1, 2015 through February 4, 2015) and the consolidated payment prioritization methodology (for the period from February 5, 2015 through February 28, 2015).

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Noteholders' Statement this 8th day of July, 2015.

BANK OF AMERICA, NATIONAL ASSOCIATION, Servicer
By: /s/Joseph L. Lombardi
Name: Joseph L. Lombardi
Title: Vice President